UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                      (Unaudited)

                                                VALUE
 LSV VALUE EQUITY              SHARES           (000)
 ------------------------------------------------------
 COMMON STOCK (99.4%)
 AEROSPACE & DEFENSE  (1.2%)
  Northrop Grumman              496,400    $    37,776
                                           -----------

 AIRCRAFT  (2.1%)
  Alaska Air Group *            135,900          3,171
  ExpressJet Holdings *         918,600          4,804
  Honeywell International       527,800         30,354
  Lockheed Martin               267,000         26,294
                                           -----------
                                                64,623
                                           -----------
 APPAREL/TEXTILES  (0.8%)
  Jones Apparel Group           534,900         13,351
  VF                            122,900         10,544
                                           -----------
                                                23,895
                                           -----------
 AUTOMOTIVE  (0.9%)
  Autoliv                       149,100          8,339
  Goodyear Tire & Rubber *      743,000         21,339
                                           -----------
                                                29,678
                                           -----------
 AUTOPARTS  (0.6%)
  ArvinMeritor                  878,500         17,421
                                           -----------

 BANKS  (11.6%)
  Astoria Financial              60,256          1,419
  Bank of America             1,630,600         77,323
  BB&T                          342,000         12,798
  Comerica                      600,100         31,601
  Huntington Bancshares         458,900          8,811
  JPMorgan Chase              1,968,000         86,612
  Keycorp                       812,800         28,196
  National City               1,235,400         36,308
  Popular                       326,577          4,308
  Regions Financial             634,414         19,077
  UnionBanCal                    98,900          5,465
  US Bancorp                    610,900         18,296
  Wachovia                      265,100         12,515
  Washington Mutual             621,900         23,340
                                           -----------
                                               366,069
                                           -----------
 BIOTECHNOLOGY  (0.5%)
  Amgen *                       317,600         17,068
                                           -----------

 BROADCASTING, NEWSPAPERS & ADVERTISING  (0.6%)
  CBS, Cl B                     562,800         17,852
                                           -----------

 BUILDING & CONSTRUCTION  (0.6%)
  KB Home                       293,300          9,330
  Masco                         399,000         10,857
                                           -----------
                                                20,187
                                           -----------
 BUSINESS SERVICES  (0.1%)
  Avis Budget Group              77,780          1,997
                                           -----------

 CHEMICALS  (3.2%)
  Dow Chemical                  585,800         25,470
  Eastman Chemical              191,100         13,151
  EI Du Pont de Nemours         415,400         19,412
  FMC                           155,900         13,895
  Lubrizol                      239,700         15,020



                                                VALUE
                               SHARES           (000)
 ------------------------------------------------------
 CHEMICALS (CONTINUED)
  PPG Industries                189,600    $    14,461
                                           -----------
                                               101,409
                                           -----------
 COMPUTERS & SERVICES  (5.6%)
  Applied Materials           1,848,700         40,745
  Computer Sciences *           394,500         21,966
  Hewlett-Packard               379,400         17,464
  International Business
    Machines                    489,400         54,152
  Seagate Technology          1,154,700         27,147
  United Online                 344,600          4,866
  Western Digital *             455,900          9,733
                                           -----------
                                               176,073
                                           -----------
 CONSUMER PRODUCTS  (1.7%)
  Hasbro                        668,300         18,726
  Mattel                      1,460,900         33,469
                                           -----------
                                                52,195
                                           -----------
 DIVERSIFIED MANUFACTURING  (0.5%)
  Teleflex                      184,300         14,086
  Tredegar                      149,400          2,743
                                           -----------
                                                16,829
                                           -----------
 ELECTRICAL SERVICES  (4.7%)
  Alliant Energy                369,700         13,660
  American Electric Power       713,600         31,034
  FirstEnergy                   303,900         18,462
  OGE Energy                    240,800          7,983
  PG&E                          468,500         20,057
  Pinnacle West Capital         203,400          7,623
  TXU                           378,100         24,671
  Xcel Energy                 1,160,100         23,550
                                           -----------
                                               147,040
                                           -----------
 FINANCIAL SERVICES  (7.8%)
  Advance America Cash
     Advance Centers            622,300          9,129
  AG Edwards                    153,200         12,388
  AmeriCredit *                 681,300         13,858
  Bear Stearns                   78,700          9,540
  CIT Group                     649,900         26,763
  Citigroup                   1,854,100         86,345
  Countrywide Credit Industry   103,400          2,913
  Discover Financial Services * 148,150          3,415
  Freddie Mac                   153,700          8,802
  Goldman Sachs Group           236,100         44,467
  Lehman Brothers Holdings      150,800          9,349
  Morgan Stanley                296,300         18,925
                                           -----------
                                               245,894
                                           -----------
 FOOD, BEVERAGE & TOBACCO  (2.6%)
  Del Monte Foods             1,226,231         14,224
  Molson Coors Brewing,
     Cl B                        78,400          6,973
  Pepsi Bottling Group          768,500         25,714
  PepsiAmericas                 233,400          6,458
  Reynolds American             179,600         10,986
  Supervalu                     395,600         16,485
                                           -----------
                                                80,840
                                           -----------

 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

                                                VALUE
 LSV VALUE EQUITY              SHARES           (000)
 ------------------------------------------------------
 GAS/NATURAL GAS  (0.2%)
  Nicor                         143,000    $     5,636
                                           -----------

 HOTELS & LODGING  (0.2%)
  Wyndham Worldwide             155,560          5,235
                                           -----------

 HOUSEHOLD PRODUCTS  (0.4%)
  Valspar                       481,500         13,285
                                           -----------

 HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES  (0.9%)
  Furniture Brands
    International               473,200          5,215
  Leggett & Platt               444,200          9,208
  Whirlpool                     148,051         15,117
                                           -----------
                                                29,540
                                           -----------
 INSURANCE  (10.6%)
  Allstate                      750,200         39,873
  American Financial Group      249,450          7,007
  Chubb                         227,400         11,463
  Cigna                         151,200          7,808
  Cincinnati Financial          269,700         10,572
  Genworth Financial, Cl A      567,200         17,311
  Hartford Financial Services
     Group                      192,300         17,667
  Lincoln National              195,031         11,764
  Loews                         214,800         10,182
  MBIA                          219,800         12,331
  MetLife                       201,400         12,128
  MGIC Investment               536,900         20,757
  Nationwide Financial Services,
     Cl A                       227,500         12,947
  Ohio Casualty                 307,519         13,349
  Old Republic International    355,300          6,523
  Principal Financial Group     243,800         13,748
  Prudential Financial          236,600         20,970
  Radian Group                  239,100          8,060
  Safeco                        636,471         37,215
  Stancorp Financial Group      136,200          6,396
  Travelers                     359,204         18,240
  XL Capital, Cl A              211,600         16,475
                                           -----------
                                               332,786
                                           -----------
 LEASING & RENTING  (0.3%)
  Ryder System                  165,100          8,976
                                           -----------

 MACHINERY  (4.2%)
  Black & Decker                187,500         16,232
  Caterpillar                   531,700         41,898
  Cummins                       157,000         18,636
  Deere                         199,000         23,963
  Parker Hannifin               284,800         28,104
  Stanley Works                  40,600          2,246
  Tecumseh Products, Cl A *      32,900            758
                                           -----------
                                               131,837
                                           -----------
 MEASURING DEVICES  (0.2%)
  MKS Instruments*              261,078          5,926
                                           -----------



                                                VALUE
                               SHARES           (000)
 ------------------------------------------------------
 MULTIMEDIA  (0.7%)
  Time Warner                 1,158,500    $    22,313
                                           -----------

 OFFICE EQUIPMENT  (0.4%)
  IKON Office Solutions         916,900         12,708
                                           -----------

 PETROLEUM & FUEL PRODUCTS  (14.0%)
  Anadarko Petroleum            333,900         16,805
  Chevron                     1,251,100        106,669
  ConocoPhillips                830,000         67,097
  Exxon Mobil                 1,721,200        146,526
  Marathon Oil                  954,400         52,683
  Occidental Petroleum          176,200          9,994
  Patterson-UTI Energy          346,600          7,937
  Sunoco                        316,800         21,137
  Tesoro                        223,000         11,105
                                           -----------
                                               439,953
                                           -----------
 PETROLEUM REFINING  (1.7%)
  Devon Energy                  218,600         16,310
  Hess                          327,900         20,067
  Valero Energy                 264,900         17,751
                                           -----------
                                                54,128
                                           -----------
 PHARMACEUTICALS  (5.6%)
  King Pharmaceuticals *        947,600         16,119
  Merck                         927,600         46,055
  Pfizer                      4,886,300        114,877
                                           -----------
                                               177,051
                                           -----------
 PHOTOGRAPHIC EQUIPMENT & SUPPLIES  (0.2%)
  Eastman Kodak                 235,000          5,934
                                           -----------

 PRINTING & PUBLISHING  (1.4%)
  American Greetings, Cl A      310,900          7,689
  Belo, Cl A                    316,000          5,656
  Gannett                       234,500         11,702
  Idearc                         67,740          2,351
  Lexmark International, Cl A * 299,400         11,838
  Tribune                       222,100          6,210
                                           -----------
                                                45,446
                                           -----------
 RAILROADS  (0.8%)
  CSX                           528,000         25,032
                                           -----------

 REINSURANCE  (0.5%)
  Everest Re Group              161,700         15,887
                                           -----------

 RETAIL  (1.7%)
  Barnes & Noble                120,100          4,029
  Dillard's, Cl A               291,500          8,713
  Home Depot                    546,400         20,310
  JC Penney                     165,200         11,240
  Kroger                        330,300          8,575
                                           -----------
                                                52,867
                                           -----------
 RUBBER & PLASTIC  (0.0%)
  Tupperware Brands              13,300            346
                                           -----------

 SECURITIES BROKERAGE/DEALERS  (0.8%)
  Merrill Lynch                 339,300         25,176
                                       ---------------

 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

 LSV VALUE EQUITY           SHARES/FACE         VALUE
                            AMOUNT (000)        (000)
 ------------------------------------------------------
 SEMI-CONDUCTORS/INSTRUMENTS  (1.3%)
  Intel                         547,300    $    12,927
  Sanmina-SCI *               1,588,500          4,369
  Vishay Intertechnology *      874,800         13,568
  Zoran *                       579,890         10,931
                                           -----------
                                                41,795
                                           -----------
 SPECIALTY CHEMICALS  (0.6%)
  Sherwin-Williams              262,200         18,273
                                           -----------

 STEEL & STEEL WORKS  (2.4%)
  Alcoa                         646,500         24,696
  Nucor                         319,300         16,029
  Steel Dynamics                384,800         16,135
  United States Steel           195,300         19,196
                                           -----------
                                                76,056
                                           -----------
 TELEPHONES & TELECOMMUNICATIONS  (4.2%)
  AT&T                        1,617,687         63,349
  CenturyTel                    274,400         12,587
  Verizon Communications      1,354,800         57,741
                                           -----------
                                               133,677
                                           -----------
 TRUCKING  (1.0%)
  Arkansas Best                 189,700          6,835
  Con-way                       155,600          7,685
  JB Hunt Transport Services    586,900         16,392
                                           -----------
                                                30,912
                                           -----------
 TOTAL COMMON STOCK
       (Cost $2,689,006)                     3,127,621
                                           -----------
 WARRANTS (0.0%)
  Washington Mutual (A)          25,900              7
                                           -----------
 TOTAL WARRANTS
       (Cost $0)                                     7
                                           -----------

 REPURCHASE AGREEMENT (0.0%)
   Morgan Stanley
   5.000%, dated 07/31/07, to
   be repurchased on 08/01/07,
   repurchase price $10,543
   (collateralized by a U.S.
   Treasury obligation, par
   value $8,714. 3.500%,
   01/15/11; with total
   market value $10,754)
                                    $11             11
                                           -----------
 TOTAL REPURCHASE AGREEMENT
       (Cost $11)                                   11
                                           -----------
 TOTAL INVESTMENTS  (99.4%)
   (Cost $2,689,017)  +                    $ 3,127,639
                                           ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $3,147,202(000).

 *      NON-INCOME PRODUCING SECURITY.
 (A)    THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION
        SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE
        PRICE OR EXPIRATION DATE.
 CL     CLASS

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,689,017(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $565,265(000) AND $(126,643)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 LSV-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.